Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill [Abstract]
Goodwill

(6) Goodwill

The gross amount of goodwill and accumulated impairment losses by reporting unit as of December 31, 2020 and 2021 are as follows:

	Agency segment	Claims Adjusting segment	Total
	RMB	RMB	RMB
Gross as of December 31, 2020 and 2021	131,977	21,237	153,114
Accumulated impairment loss as of December 31, 2020 and 2021	(22,108)	(21,237)	(43,245)
Net as of December 31, 2020	109,869	—	109,869
Net as of December 31, 2021	109,869	—	109,869

The Group performed the annual impairment analysis as of the balance sheet date. No impairment loss was recognized in goodwill for the years ended December 31, 2019, 2020 and 2021.